FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques and Key Inputs (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative liabilities	$ 12,552	$ 13,895
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative assets	273	0
Derivative liabilities	0	0
Level 3 | Financial assets (current and non-current)
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative liabilities	0	0
Level 3 | Recurring fair value measurement | Discounted cash flow
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative assets		0	$ 0
Level 2
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative assets	42	184
Derivative liabilities	39	55
Level 2 | Financial assets (current and non-current)
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative liabilities	39	55
Level 2 | Recurring fair value measurement | Market approach | Financial assets (current and non-current)
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative liabilities	39	55
Financial assets (current and non-current) | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative assets	0	0
Financial assets (current and non-current) | Level 2
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative assets	42	184
Financial assets (current and non-current) | Level 2 | Recurring fair value measurement | Market approach
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative assets	42	184
Equity investments | Level 3 | Recurring fair value measurement | Discounted cash flow
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative assets	273	0
Equity investments | Level 3 | Recurring fair value measurement | Discounted cash flow | Financial assets (current and non-current)
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative assets	273	0
Equity investments | Level 2 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative assets	$ 0	$ 0